Going Concern - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended		3 Months Ended	7 Months Ended	10 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp Scenario, Previously Reported	Jun. 30, 2013 Oneida Resources Corp Scenario, Previously Reported
Net Income (Loss)	$ (13,915,768)	$ (13,167,217)	$ (16,590,827)	$ 11,092,429	$ (10,883)	$ (32,100)	$ (42,983)	$ (32,000)	$ (43,000)
Working Capital Deficit					$ 33,000	$ 22,000	$ 33,000